Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 30,041	$ 495,701
Amortization of deferred finance charges	43,414	115,074
Other finance charges	209,649	58,040
Total interest and finance costs	$ 283,104	$ 668,815